Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	364,915,608.02	21,580
Yield Supplement Overcollateralization Amount 07/31/16	12,887,026.60	0
Receivables Balance 07/31/16	377,802,634.62	21,580
Principal Payments	15,887,847.34	546
Defaulted Receivables	1,148,559.53	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	12,125,040.45	0
Pool Balance at 08/31/16	348,641,187.30	20,979

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	47.90%

Prepayment ABS Speed	1.64%

Overcollateralization Target Amount	15,688,853.43
Actual Overcollateralization	15,688,853.43

Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	5.92%
Weighted Average Remaining Term	48.24

Delinquent Receivables:
Past Due 31-60 days	5,913,972.58	312
Past Due 61-90 days	1,495,832.05	83
Past Due 91-120 days	299,403.29	18
Past Due 121+ days	0.00	0
Total	7,709,207.92	413

Total 31+ Delinquent as % Ending Pool Balance	2.21%

Recoveries	667,419.36

Aggregate Net Losses/(Gains) - August 2016	481,140.17

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.53%
Prior Net Losses Ratio	1.33%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	0.84%
Four Month Average	1.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Flow of Funds	$ Amount

Collections	17,875,004.52
Advances	(14,088.86)
Investment Earnings on Cash Accounts	4,279.62
Servicing Fee	(314,835.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,550,359.75

Distributions of Available Funds
(1) Class A Interest	381,154.53
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,542,071.79
(7) Distribution to Certificateholders	1,601,956.43
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,550,359.75

Servicing Fee	314,835.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 08/15/16	348,494,405.66
Principal Paid	15,542,071.79
Note Balance @ 09/15/16	332,952,333.87

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2a
Note Balance @ 08/15/16	22,637,202.83
Principal Paid	7,771,035.90
Note Balance @ 09/15/16	14,866,166.93
Note Factor @ 09/15/16	11.3482190%

Class A-2b
Note Balance @ 08/15/16	22,637,202.83
Principal Paid	7,771,035.89
Note Balance @ 09/15/16	14,866,166.94
Note Factor @ 09/15/16	11.3482190%

Class A-3
Note Balance @ 08/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	204,000,000.00
Note Factor @ 09/15/16	100.0000000%

Class A-4
Note Balance @ 08/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	84,410,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	14,810,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	406,331.53
Total Principal Paid	15,542,071.79
Total Paid	15,948,403.32

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	14,902.83
Principal Paid	7,771,035.90
Total Paid to A-2a Holders	7,785,938.73

Class A-2b
One-Month Libor	0.50765%
Coupon	0.78765%
Interest Paid	15,353.78
Principal Paid	7,771,035.89
Total Paid to A-2b Holders	7,786,389.67

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5753611
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0074082
Total Distribution Amount	22.5827693

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1137621
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.3208847
Total A-2a Distribution Amount	59.4346468

A-2b Interest Distribution Amount	0.1172044
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.3208847
Total A-2b Distribution Amount	59.4380891

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/16	85,830.61
Balance as of 08/31/16	71,741.75
Change	(14,088.86)

Reserve Account
Balance as of 08/15/16	1,806,189.65
Investment Earnings	458.99
Investment Earnings Paid	(458.99)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65